1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 3                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 3                                                        [X]


                          EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 3
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 3 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

  Prospectus for Evergreen Florida High Income Municipal Bond Fund contained in
            Post-Effective Amendment No. 22 to Registration Statement
 No. 33-23180/811-05579 filed on October 31, 1996 is incorporated by reference herein.

 Prospectus for Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolin Municipal Bond Fund, and Evergreen
  Virginia Municipal Bond Fund contained in Post-Effective Amendment No. 47 to
   Registration Statement No. 2-94560/811-4154 filed on October 31, 1996 is incorporated by reference herein.

                                     PART B
                                     ------

Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund contained in Post-Effective Amendment No. 22 to Registration Statement
  No.33-23180/811-05579 filed on October 31, 1996 is incorporated by reference herein.

 Statement of Additional Information for Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal
       Bond Fund, and Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment No. 47 to Registration Statement No.2-94560/811-4154
         filed on October 31, 1996 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                   SUPPLEMENT TO THE CLASS A AND B PROSPECTUS
                                       OF

 EVERGREEN FLORIDA MUNICIPAL BOND FUND , EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND, EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND


THE CLASS A AND B PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

     EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is no longer offered through this Prospectus. The Fund is now offered through a prospectus dated July 21, 1997, as amended from time to time.

WITH RESPECT TO EACH FUND OTHER THAN EVERGREEN FLORIDA MUNICIPAL BOND FUND:

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved each Fund's reorganization as a separate series of the Evergreen Municipal Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Fund's Statement of Additional Information.


EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below summarize the shareholder transaction costs, which are fees paid directly from your account when you buy or sell shares of a Fund, associated with an investment in Class A and Class B shares of each Fund. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                                Class A Shares                  Class B Shares
Maximum Sales Charge Imposed on Purchases                          4.75%(1)                          None
(as a % of offering price)
Contingent Deferred Sales Charge (as a % of original purchase        None                         5.00%(2)(3)
price or redemption proceeds, whichever is lower)

(1) The Funds do not charge a front-end sales charge on purchase of $1 million or more, but they do charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.

(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.

(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show each Fund's actual annual operating expenses for the fiscal year ended August 31, 1997. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."


EVERGREEN FLORIDA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES                                       Redemption            no
                        (AFTER REIMBURSEMENTS)(2)                          at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.45%               0.45%
                                                    After 1 Year           $  56      $  67        $ 17
12b-1 Fees(1)          0.08%               1.00%
                                                    After 3 Years          $  69      $  82        $ 52
Other Expenses         0.21%               0.21%
                                                    After 5 Years          $  83      $ 110        $ 90
                                                    After 10 Years         $ 125      $ 156        $156
Total                  0.74%               1.66%

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES                                       Redemption            no
                        (AFTER REIMBURSEMENTS)(2)                          at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  59      $  67        $ 17
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  79      $  84        $ 54
Other Expenses         0.70%               0.70%
                                                    After 5 Years          $ 100      $ 112        $ 92
                                                    After 10 Years         $ 161      $ 171        $171
Total                  0.95%               1.70%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                               Assuming          Assuming
                                                                              Redemption            no
                       ANNUAL OPERATING EXPENSES                           at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.50%               0.50%
                                            .50%    After 1 Year           $  61      $  69        $ 19
12b-1 Fees             0.25%               1.00%
                                                    After 3 Years          $  84      $  88        $ 58
Other Expenses         0.36%               0.36%
                                                    After 5 Years          $ 108      $ 121        $101
                                                    After 10 Years         $ 178      $ 189        $189
Total                  1.11%               1.86%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES                                       Redemption            no
                        (AFTER REIMBURSEMENTS)(2)                           at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  59      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  80      $  84        $ 54
Other Expenses         0.73%               0.73%
                                                    After 5 Years          $ 101      $ 114        $ 94
                                                    After 10 Years         $ 164      $ 175        $175
Total                  0.98%               1.73%

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES                                       Redemption            no
                        (AFTER REIMBURSEMENTS)(2)                          at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  60      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  81      $  86        $ 56
Other Expenses         0.78%               0.78%
                                                    After 5 Years          $ 104      $ 116        $ 96
                                                    After 10 Years         $ 170      $ 180        $180
Total                  1.03%               1.78%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES                                       Redemption            no
                        (AFTER REIMBURSEMENTS)(2)                          at End of Period     Redemption
                      Class A             Class B                         Class A    Class B     Class B
Management Fees        0.36%               0.36%
                                                    After 1 Year           $  59      $  67        $ 17
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  77      $  81        $ 51
Other Expenses         0.27%               0.27%
                                                    After 5 Years          $  96      $ 109        $ 89
                                                    After 10 Years         $ 153      $ 163        $163
Total                  0.88%               1.63%

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD"). In addition, a portion of FLORIDA MUNICIPAL BOND FUND'S 12b-1 fees are currently being waived. Absent such waivers, the Fund's 12b-1 fees would have been 0.25%.

(2) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                                         OTHER EXPENSES     TOTAL FUND OPERATING
                                                                                        (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                    MANAGEMENT FEES          AND/OR            WAIVERS AND/OR
                              FUND                                  (WITHOUT WAIVER)     REIMBURSEMENT)        REIMBURSEMENT)
Evergreen Florida Municipal Bond Fund
  Class A........................................................           0.50%              0.21%                 0.96%
  Class B........................................................           0.50%              0.21%                 1.71%
Evergreen Georgia Municipal Bond Fund
  Class A........................................................           0.50%              1.08%                 1.83%
  Class B........................................................           0.50%              1.08%                 2.58%
Evergreen South Carolina Municipal Bond Fund
  Class A........................................................           0.50%              1.41%                 2.16%
  Class B........................................................           0.50%              1.41%                 2.91%
Evergreen Virginia Municipal Bond Fund
  Class A........................................................           0.50%              1.09%                 1.84%
  Class B........................................................           0.50%              1.09%                 2.59%
Evergreen Florida High Income Municipal Bond Fund
  Class A........................................................           0.60%              0.27%                 1.12%
  Class B........................................................           0.60%              0.27%                 1.87%


FINANCIAL HIGHLIGHTS

The "Financial Highlights" section is replaced entirely by the following:

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1997, August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1997 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                       CLASS A SHARES
                                                                YEAR ENDED             FOUR MONTHS
                                                                AUGUST 31,                ENDED             YEAR ENDED APRIL 30,
                                                             1997        1996      AUGUST 31, 1995 (C)*    1995 (C)       1994 (C)
PER SHARE DATA:
Net asset value beginning of year.......................      $9.70       $9.74             $9.61             $9.52          $9.95
Income from investment operations:
Net investment income...................................       0.51        0.54              0.19              0.54           0.56
Net realized and unrealized gain (loss) on
  investments...........................................       0.35       (0.04)             0.22              0.11          (0.36)
  Total from investment operations......................       0.86        0.50              0.41              0.65           0.20
Less distributions from:
Net investment income...................................      (0.52)      (0.54)            (0.19)            (0.54)         (0.56)
Distributions in excess of net investment income........          0           0             (0.03)                0              0
Net realized gains on investments.......................      (0.06)          0             (0.06)            (0.02)         (0.07)
Paid-in capital.........................................          0           0                 0                 0              0
  Total distributions...................................      (0.58)      (0.54)            (0.28)            (0.56)         (0.63)
  Net asset value end of year...........................      $9.98       $9.70             $9.74             $9.61          $9.52
TOTAL RETURN (B)........................................       9.06%       5.15%             4.20%             7.05%          1.87%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses........................................       0.74%       0.63%             0.82%(a)          0.61%          0.56%
  Total expenses excluding indirectly paid expenses.....       0.74%         --                --                --             --
  Total expenses excluding waivers and reimbursements...       0.91%       0.95%             1.05%(a)            --             --
  Net investment income.................................       5.22%       5.46%             4.89%(a)          5.73%          5.37%
Portfolio turnover rate.................................         41%         30%               29%               53%            32%
Net assets end of year (thousands)......................   $105,673    $115,723          $136,449          $168,542       $199,612

                                                                                       CLASS A SHARES
                                                                                                                   MAY 11, 1988
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                                                  OPERATIONS)
                                                                                                                    THROUGH
                                                                            YEAR ENDED APRIL 30,                 APRIL 30, 1989
                                                                1993 (C)    1992 (C)    1991 (C)    1990 (C)          (C)
PER SHARE DATA:
Net asset value beginning of year............................      $9.35       $9.21      $8.80       $9.09           $8.82
Income from investment operations:
Net investment income........................................       0.56        0.61       0.66        0.58            0.47
Net realized and unrealized gain (loss) on investments.......       0.67        0.22       0.43       (0.24)           0.22
  Total from investment operations...........................       1.23        0.83       1.09        0.34            0.69
Less distributions from:
Net investment income........................................      (0.56)      (0.61)     (0.68 )     (0.59)          (0.42)
Distributions in excess of net investment income.............          0           0          0           0               0
Net realized gains on investments............................      (0.07)      (0.04)         0       (0.04)              0
Paid-in capital..............................................          0       (0.04)         0           0               0
  Total distributions........................................      (0.63)      (0.69)     (0.68 )     (0.63)          (0.42)
  Net asset value end of year................................      $9.95       $9.35      $9.21       $8.80           $9.09
TOTAL RETURN (B).............................................      13.63%       9.30%     12.87%       3.74%           9.16%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................................       0.58%       0.41%      0.10%       0.10%           0.30%(a)
  Total expenses excluding indirectly paid expenses..........         --          --         --          --              --
  Total expenses excluding waivers and reimbursements........         --        0.68%      0.88%       5.14%          20.40%(a)
  Net investment income......................................       5.66%       6.12%      6.55%       6.15%           5.30%(a)
Portfolio turnover rate......................................         24%         24%        66%         82%             30%
Net assets end of year (thousands)...........................   $198,286    $147,996    $75,791      $7,286            $717

*  The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
 (c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                 CLASS B SHARES
                                                                                                               JUNE 30, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                                    YEAR ENDED AUGUST 31,         THROUGH
                                                                                    1997            1996      AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year...............................................     $9.70           $9.74           $9.67
Income from investment operations:
Net investment income...........................................................      0.42            0.44            0.07
Net realized and unrealized gain (loss) on investments..........................      0.35           (0.04)           0.10
  Total from investment operations..............................................      0.77            0.40            0.17
Less distributions from:
Net investment income...........................................................     (0.43)          (0.44)          (0.07)
Net realized gains on investments...............................................     (0.06)              0           (0.03)
  Total distributions...........................................................     (0.49)          (0.44)          (0.10)
  Net asset value end of year...................................................     $9.98           $9.70           $9.74
TOTAL RETURN (B)................................................................      8.06%           4.17%           1.49%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................................................      1.66%           1.56%           1.44%(a)
  Total expenses excluding indirectly paid expenses.............................      1.66%             --              --
  Total expenses excluding waivers and reimbursements...........................      1.84%           1.76%           1.64%(a)
  Net investment income.........................................................      4.29%           4.52%           3.22%(a)
Portfolio turnover rate.........................................................        41%             30%             29%
Net assets end of year (thousands)..............................................   $31,281         $28,849         $27,351

(a) Annualized.
(b) Excluding applicable sales charges.
EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                  CLASS A SHARES
                                                                                                                  JULY 2, 1993
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                                                  OPERATIONS)
                                                      YEAR ENDED         EIGHT MONTHS                               THROUGH
                                                      AUGUST 31,            ENDED             YEAR ENDED          DECEMBER 31,
                                                    1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year...............    $9.57     $9.47          $8.74               $10.19              $10.00
Income from investment operations:
Net investment income...........................     0.49      0.48           0.33                 0.48                0.20
Net realized and unrealized gain (loss) on
  investments...................................     0.33      0.10           0.73                (1.45)               0.19
  Total from investment operations..............     0.82      0.58           1.06                (0.97)               0.39
Less distributions from net investment income...    (0.49)    (0.48)         (0.33)               (0.48)              (0.20)
  Net asset value end of year...................    $9.90     $9.57          $9.47                $8.74              $10.19
TOTAL RETURN (B)................................     8.73%     6.22%         12.28%               (9.64%)              3.96%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................     0.94%     0.88%          0.71%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses....................................     0.94%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements..............................     1.83%     2.82%          2.83%(a)             3.61%               6.82%(a)
  Net investment income.........................     5.00%     4.96%          5.39%(a)             5.26%               4.71%(a)
Portfolio turnover rate.........................       32%       21%            91%                 147%                 15%
Net assets end of year (thousands)..............   $2,201    $1,954         $2,098               $1,387                $817

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                CLASS B SHARES
                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                   YEAR ENDED          EIGHT MONTHS                               THROUGH
                                                   AUGUST 31,             ENDED             YEAR ENDED          DECEMBER 31,
                                                 1997       1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year............     $9.57     $9.47          $8.74               $10.19              $10.00
Income from investment operations:
Net investment income........................      0.41      0.41           0.28                 0.43                0.18
Net realized and unrealized gain (loss) on
  investments................................      0.33      0.10           0.73                (1.45)               0.19
  Total from investment operations...........      0.74      0.51           1.01                (1.02)               0.37
Less distributions from net investment
  income.....................................     (0.41)    (0.41)         (0.28)               (0.43)              (0.18)
  Net asset value end of year................     $9.90     $9.57          $9.47                $8.74              $10.19
TOTAL RETURN (B).............................      7.93%     5.44%         11.72%              (10.15%)              3.74%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................      1.69%     1.63%          1.46%(a)             1.13%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses.................................      1.69%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...........................      2.58%     3.54%          3.58%(a)             4.21%               7.32%(a)
  Net investment income......................      4.25%     4.21%          4.64%(a)             4.66%               4.15%(a)
Portfolio turnover rate......................        32%       21%            91%                 147%                 15%
Net assets end of year (thousands)...........   $10,870    $9,271         $7,538              $ 6,912              $3,692

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                             CLASS A SHARES
                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                 YEAR ENDED            EIGHT MONTHS                               THROUGH
                                                 AUGUST 31,               ENDED             YEAR ENDED          DECEMBER 31,
                                            1997            1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year.......    $9.98           $9.95          $9.16               $10.61               $10.00
Income from investment operations:
Net investment income...................     0.49            0.49           0.33                 0.49                 0.46
Net realized and unrealized gain (loss)
  on investments........................     0.40            0.02           0.79                (1.45)                0.64
  Total from investment operations......     0.89            0.51           1.12                (0.96)                1.10
Less distributions from:
Net investment income...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.46)
Net realized gains on investments.......        0               0              0                    0                (0.03)
  Total distributions...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.49)
  Net asset value end of year...........   $10.37           $9.98          $9.95                $9.16               $10.61
TOTAL RETURN (B)........................     9.11%           5.21%         12.34%               (9.12%)              11.28%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses........................     1.11%           1.08%          0.92%(a)             0.79%                0.32%(a)
  Total expenses excluding indirectly
    paid expenses.......................     1.11%             --             --                   --                   --
  Total expenses excluding waivers and
    reimbursements......................     1.11%           1.35%          1.27%(a)             1.18%                1.25%(a)
  Net investment income.................     4.77%           4.81%          5.09%(a)             5.11%                4.91%(a)
Portfolio turnover rate.................       50%             86%           117%                 126%                  57%
Net assets end of year (thousands)......   $8,115          $7,989         $8,279              $ 7,979             $ 12,739

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                            CLASS B SHARES
                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                YEAR ENDED             EIGHT MONTHS                               THROUGH
                                                AUGUST 31,                ENDED             YEAR ENDED          DECEMBER 31,
                                          1997             1996      AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year.....     $9.98            $9.95           $9.16              $10.61               $10.00
Income from investment operations:
Net investment income.................      0.41             0.42            0.28                0.44                 0.42
Net realized and unrealized gain
  (loss) on investments...............      0.40             0.02            0.79               (1.45)                0.64
  Total from investment operations....      0.81             0.44            1.07               (1.01)                1.06
Less distributions from:
Net investment income.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.42)
Net realized gains on investments.....         0                0               0                   0                (0.03)
  Total distributions.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.45)
  Net asset value end of year.........    $10.37            $9.98           $9.95               $9.16               $10.61
TOTAL RETURN (B)......................      8.30%            4.42%          11.78%              (9.64%)              10.80%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses......................      1.86%            1.83%           1.67%(a)            1.37%                0.79%(a)
  Total expenses excluding indirectly
    paid expenses.....................      1.86%              --              --                  --                   --
  Total expenses excluding waivers and
    reimbursements....................      1.86%            2.10%           2.02%(a)            1.76%                1.74%(a)
  Net investment income...............      4.02%            4.06%           4.34%(a)            4.53%                4.47%(a)
Portfolio turnover rate...............        50%              86%            117%                126%                  57%
Net assets end of year (thousands)....   $48,198          $49,382        $ 49,040             $44,616             $ 45,168

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                           CLASS A SHARES
                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                        1997     1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year...................................    $9.69    $9.59          $8.62              $10.00
Income from investment operations:
Net investment income...............................................     0.48     0.49           0.34                0.46
Net realized and unrealized gain (loss) on investments..............     0.40     0.10           0.97               (1.38)
  Total from investment operations..................................     0.88     0.59           1.31               (0.92)
Less distributions from:
Net investment income...............................................    (0.48)   (0.49)         (0.34)              (0.46)
Net realized gains on investments...................................    (0.01)       0              0                   0
  Total distributions...............................................    (0.49)   (0.49)         (0.34)              (0.46)
  Net asset value end of year.......................................   $10.08    $9.69         $ 9.59              $ 8.62
TOTAL RETURN (B)....................................................     9.33%    6.23%         15.35%              (9.32%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses....................................................     0.98%    0.86%          0.53%(a)            0.25%(a)
  Total expenses excluding indirectly paid expenses.................     0.98%      --             --                  --
  Total expenses excluding waivers and reimbursements...............     2.16%    4.00%          6.50%(a)           10.71%(a)
  Net investment income.............................................     4.87%    4.98%          5.41%(a)            5.57%(a)
Portfolio turnover rate.............................................       62%      37%            66%                 23%
Net assets end of year (thousands)..................................   $1,025     $841           $610                $312

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                           CLASS B SHARES
                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62              $10.00
Income from investment operations:
Net investment income..............................................     0.41      0.41           0.29                0.41
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.38)
  Total from investment operations.................................     0.81      0.51           1.26               (0.97)
Less distributions from:
Net investment income..............................................    (0.41)    (0.41)         (0.29)              (0.41)
Net realized gains on investments..................................    (0.01)        0              0                   0
  Total distributions..............................................    (0.42)    (0.41)         (0.29)              (0.41)
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
TOTAL RETURN (B)...................................................     8.52%     5.43%         14.77%              (9.83%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     1.73%     1.61%          1.28%(a)            0.87%(a)
  Total expenses excluding indirectly paid expenses................     1.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     2.91%     4.76%          7.25%(a)           11.33%(a)
  Net investment income............................................     4.13%     4.23%          4.66%(a)            4.88%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $4,734    $4,282         $3,542              $2,456

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                CLASS A SHARES
                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                    YEAR ENDED         EIGHT MONTHS                               THROUGH
                                                    AUGUST 31,            ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
Income from investment operations:
Net investment income.........................     0.50      0.48           0.33                 0.47                0.20
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
  Total from investment operations............     0.87      0.49           1.15                (0.87)               0.39
Less distributions from net investment
  income......................................    (0.50)    (0.48)         (0.33)               (0.47)              (0.20)
  Net asset value end of year.................   $10.05     $9.68          $9.67                $8.85              $10.19
TOTAL RETURN (B)..............................     9.05%     5.12%         13.09%               (8.60%)              3.89%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.03%     0.93%          0.72%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.02%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     1.84%     3.47%          3.83%(a)             5.14%               7.75%(a)
  Net investment income.......................     4.95%     4.83%          5.17%(a)             5.11%               4.64%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $2,934    $2,892         $1,983              $ 1,606              $1,306

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                CLASS B SHARES
                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                    YEAR ENDED         EIGHT MONTHS                               THROUGH
                                                    AUGUST 31,            ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
Income from investment operations:
Net investment income.........................     0.41      0.41           0.28                 0.42                0.17
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
  Total from investment operations............     0.78      0.42           1.10                (0.92)               0.36
Less distributions from net investment
  income......................................    (0.41)    (0.41)         (0.28)               (0.42)              (0.17)
  Net asset value end of year.................   $10.05    $ 9.68         $ 9.67              $  8.85              $10.19
TOTAL RETURN (B)..............................     8.24%     4.34%         12.53%               (9.13%)              3.66%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.79%     1.68%          1.47%(a)             1.12%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.78%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     2.59%     4.23%          4.58%(a)             5.73%               8.25%(a)
  Net investment income.......................     4.21%     4.09%          4.42%(a)             4.54%               4.25%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $6,695    $5,963         $5,083              $ 3,817              $2,235

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                              CLASS A SHARES
                                                                                                                   JUNE 17, 1992
                                                                                                                  (COMMENCEMENT OF
                                                                                                                       CLASS
                                                                     FOUR MONTHS                                    OPERATIONS)
                                         YEAR ENDED AUGUST 31,          ENDED           YEAR ENDED APRIL 30,          THROUGH
                                          1997           1996      AUGUST 31, 1995*     1995            1994       APRIL 30, 1993
PER SHARE DATA:
Net asset value beginning of year....     $10.42         $10.40          $10.16         $10.08          $10.36          $10.00
Income from investment operations:
Net investment income................       0.62           0.63            0.21           0.65            0.68            0.61
Net realized and unrealized gain
  (loss) on investments..............       0.47           0.02            0.24           0.08           (0.26)           0.39
  Total from investment operations...       1.09           0.65            0.45           0.73            0.42            1.00
Less distributions from:
Net investment income................      (0.62)         (0.63)          (0.21)         (0.65)          (0.68)          (0.61)
Net realized gains on investments....          0              0               0              0           (0.02)          (0.03)
  Total distributions................      (0.62)         (0.63)          (0.21)         (0.65)          (0.70)          (0.64)
  Net asset value end of year........     $10.89         $10.42          $10.40         $10.16          $10.08          $10.36
TOTAL RETURN (B).....................      10.77%          6.42%           4.43%          7.56%           3.94%          10.33%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.....................       0.88%          0.85%           1.07%(a)       0.60%           0.14%           0.00%(a)
  Total expenses excluding indirectly
    paid expenses....................       0.87%            --              --             --              --              --
  Total expenses excluding waivers
    and reimbursements...............       1.12%          1.15%           1.42%(a)       1.26%           1.12%           1.12%(a)
  Net investment income..............       5.86%          6.02%           5.92%(a)       6.52%           6.16%           5.92%(a)
Portfolio turnover rate..............         32%            42%             14%            28%             31%             50%
Net assets end of year (thousands)...   $119,942        $76,267        $ 59,551        $65,043         $72,683        $ 33,541

 * The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                CLASS B SHARES
                                                                                                               JULY 10, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                                 YEAR ENDED AUGUST 31,            THROUGH
                                                                                 1997            1996         AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year............................................    $10.42          $10.40            $10.41
Income from investment operations:
Net investment income........................................................      0.54            0.55              0.08
Net realized and unrealized gain (loss) on investments.......................      0.47            0.02             (0.01)
  Total from investment operations...........................................      1.01            0.57              0.07
Less distributions from net investment income................................     (0.54)          (0.55)            (0.08)
  Net asset value end of year................................................    $10.89          $10.42            $10.40
TOTAL RETURN (B).............................................................      9.95%           5.63%             0.64%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................................................      1.63%           1.59%             1.09%(a)
  Total expenses excluding indirectly paid expenses..........................      1.63%             --                --
  Total expenses excluding waivers and reimbursements........................      1.87%           1.89%               --
  Net investment income......................................................      5.09%           5.27%             3.40%(a)
Portfolio turnover rate......................................................        32%             42%               14%
Net assets end of year (thousands)...........................................   $63,475         $19,219            $3,137

(a) Annualized.
(b) Excluding applicable sales charges.

NAME CHANGES

       The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.


INVESTMENT OBJECTIVES AND POLICIES

     Each Fund other than EVERGREEN FLORIDA MUNICIPAL BOND FUND is permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

     Each Fund other than EVERGREEN FLORIDA MUNICIPAL BOND FUND will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Rating Group ("S&P") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. A Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

       During the fiscal year ended August 31, 1997, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
Total                              100.00%


PORTFOLIO MANAGERS

       The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.


INVESTMENT ADVISER

       Disclosure regarding the Funds' subadministrator is hereby deleted.


EXCHANGE PRIVILEGES

       You may exchange shares of a Fund for shares of another Evergreen fund by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.


PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


January 1, 1998

                   SUPPLEMENT TO THE CLASS Y PROSPECTUS
                                       OF

 EVERGREEN FLORIDA MUNICIPAL BOND FUND , EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND, EVERGREEN FLORIDA HIGH INCOME
                              MUNICIPAL BOND FUND


THE CLASS Y PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

       EVERGREEN NEW JERSEY TAX-FREE INCOME FUND is no longer offered through this Prospectus. The Fund is now offered through a prospectus dated July 21, 1997, as amended from time to time.

WITH RESPECT TO EACH FUND OTHER THAN EVERGREEN FLORIDA MUNICIPAL BOND FUND:

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved each Fund's reorganization as a separate series of the Evergreen Municipal Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Fund's Statement of Additional Information.


EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. THERE ARE NO SHAREHOLDER TRANSACTION EXPENSES.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show each Fund's actual annual operating expenses for the fiscal year ended August 31, 1997. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."

EVERGREEN FLORIDA MUNICIPAL BOND FUND

                            ANNUAL OPERATING
                              EXPENSES                                     EXAMPLE
                         (AFTER REIMBURSEMENTS)(1)                         Class Y
Management Fees                   0.45%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  21
Other Expenses                    0.21%
                                                  After 5 Years             $  37
                                                  After 10 Years            $  82
Total                             0.66%

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING
                              EXPENSES                                     EXAMPLE
                         (AFTER REIMBURSEMENTS)(1)                         Class Y
Management Fees                   0.00%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  22
Other Expenses                    0.70%
                                                  After 5 Years             $  39
                                                  After 10 Years            $  87
Total                             0.70%

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                                EXPENSES                                   Class Y
Management Fees                   0.50%
                                               After 1 Year                 $   9
12b-1 Fees                           --
                                               After 3 Years                $  27
Other Expenses                    0.36%
                                               After 5 Years                $  48
                                               After 10 Years               $ 106
Total                             0.86%

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING
                              EXPENSES                                     EXAMPLE
                         (AFTER REIMBURSEMENTS)(1)                         Class Y
Management Fees                   0.00%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  23
Other Expenses                    0.73%
                                                  After 5 Years             $  41
                                                  After 10 Years            $  91
Total                             0.73%

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING
                              EXPENSES                                     EXAMPLE
                         (AFTER REIMBURSEMENTS)(1)                         Class Y
Management Fees                   0.00%
                                                  After 1 Year              $   8
12b-1 Fees                           --
                                                  After 3 Years             $  25
Other Expenses                    0.78%
                                                  After 5 Years             $  43
                                                  After 10 Years            $  97
Total                             0.78%

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                            ANNUAL OPERATING
                              EXPENSES                                     EXAMPLE
                         (AFTER REIMBURSEMENTS)(1)                         Class Y
Management Fees                   0.36%
                                                  After 1 Year              $   6
12b-1 Fees                           --
                                                  After 3 Years             $  20
Other Expenses                    0.27%
                                                  After 5 Years             $  35
                                                  After 10 Years            $  79
Total                             0.63%

(1) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                    MANAGEMENT     OTHER EXPENSES     TOTAL FUND OPERATING
                                                                       FEES       (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                     (WITHOUT          AND/OR            WAIVERS AND/OR
FUND                                                                 WAIVER)       REIMBURSEMENT)        REIMBURSEMENT)
Evergreen Florida Municipal Bond Fund
  Class Y........................................................       0.50%            0.21%                 0.71%
Evergreen Georgia Municipal Bond Fund
  Class Y........................................................       0.50%            1.08%                 1.58%
Evergreen South Carolina Municipal Bond Fund
  Class Y........................................................       0.50%            1.41%                 1.91%
Evergreen Virginia Municipal Bond Fund
  Class Y........................................................       0.50%            1.09%                 1.59%
Evergreen Florida High Income Municipal Bond Fund
  Class Y........................................................       0.60%            0.27%                 0.87%


FINANCIAL HIGHLIGHTS

The "Financial Highlights" section is replaced entirely by the following:

       The tables on the following pages present, for each Fund, financial highlights for a Class Y share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1997, August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1997 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be on the audited information with respect to each Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.

       Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.


EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                CLASS Y SHARES
                                                                                                              JUNE 30, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                                  CLASS
                                                                                                               OPERATIONS)
                                                                                  YEAR ENDED AUGUST 31,          THROUGH
                                                                                  1997             1996      AUGUST 31, 1995
PER SHARE DATA:
Net asset value beginning of year.............................................     $9.70            $9.74          $9.67
Income from investment operations:
Net investment income.........................................................      0.52             0.53           0.09
Net realized and unrealized gain (loss) on investments........................      0.35            (0.03)          0.10
  Total from investment operations............................................      0.87             0.50           0.19
Less distributions from:
Net investment income.........................................................     (0.53)           (0.54)         (0.09)
Net realized gains on investments.............................................     (0.06)               0          (0.03)
  Total distributions.........................................................     (0.59)           (0.54)         (0.12)
  Net asset value end of year.................................................     $9.98            $9.70          $9.74
TOTAL RETURN..................................................................      9.14%            5.22%          1.67%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................................................      0.67%            0.57%          0.59%(a)
  Total expenses excluding indirectly paid expenses...........................      0.67%              --             --
  Total expenses excluding waivers and reimbursements.........................      0.84%            0.77%          0.79%(a)
  Net investment income.......................................................      5.27%            5.55%          4.93%(a)
Portfolio turnover rate.......................................................        41%              30%            29%
Net assets end of year (thousands)............................................   $24,850          $12,259         $3,602

(a) Annualized.


EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                           CLASS Y SHARES
                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year..................................    $9.57     $9.47          $8.74               $9.83
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.35                0.42
Net realized and unrealized gain (loss) on investments.............     0.33      0.10           0.73               (1.09)
  Total from investment operations.................................     0.84      0.60           1.08               (0.67)
Less distributions from net investment income......................    (0.51)    (0.50)         (0.35)              (0.42)
  Net asset value end of year......................................    $9.90     $9.57          $9.47               $8.74
TOTAL RETURN.......................................................     9.00%     6.48%         12.47%              (6.86%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.69%     0.63%          0.46%(a)            0.31%(a)
  Total expenses excluding indirectly paid expenses................     0.69%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.58%     2.51%          2.58%(a)            3.39%(a)
  Net investment income............................................     5.25%     5.21%          5.64%(a)            5.68%(a)
Portfolio turnover rate............................................       32%       21%            91%                147%
Net assets end of year (thousands).................................   $1,180    $1,620         $1,339                $284

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                           CLASS Y SHARES
                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year..................................    $9.98     $9.95          $9.16              $10.31
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.41      0.03           0.79               (1.15)
  Total from investment operations.................................     0.92      0.54           1.14               (0.72)
Less distributions from net investment income......................    (0.53)    (0.51)         (0.35)              (0.43)
  Net asset value end of year......................................   $10.37     $9.98          $9.95               $9.16
TOTAL RETURN.......................................................     9.39%     5.47%         12.52%              (7.01%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.86%     0.84%          0.67%(a)            0.59%(a)
  Total expenses excluding indirectly paid expenses................     0.86%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     0.86%     1.07%          1.02%(a)            0.98%(a)
  Net investment income............................................     5.02%     5.05%          5.34%(a)            5.58%(a)
Portfolio turnover rate............................................       50%       86%           117%                126%
Net assets end of year (thousands).................................   $4,042    $3,771         $1,006                $642

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.


EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                           CLASS Y SHARES
                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62               $9.74
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.12)
  Total from investment operations.................................     0.91      0.61           1.32               (0.69)
Less distributions from:
Net investment income..............................................    (0.51)    (0.51)         (0.35)              (0.43)
Net realized gains on investments..................................    (0.01)        0              0                   0
  Total distributions..............................................    (0.52)    (0.51)         (0.35)              (0.43)
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
TOTAL RETURN.......................................................     9.60%     6.49%         15.54%              (7.12%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.73%     0.62%          0.28%(a)            0.00%(a)
  Total expenses excluding indirectly paid expenses................     0.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.91%     3.70%          6.25%(a)           10.46%(a)
  Net investment income............................................     5.12%     5.22%          5.66%(a)            5.92%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $7,012    $4,555         $1,673                 $92

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                           CLASS Y SHARES
                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                                                OPERATIONS)
                                                                         YEAR ENDED         EIGHT MONTHS          THROUGH
                                                                         AUGUST 31,            ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
PER SHARE DATA:
Net asset value beginning of year..................................    $9.68     $9.67          $8.85               $9.83
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.34                0.41
Net realized and unrealized gain (loss) on investments.............     0.37      0.01           0.82               (0.98)
  Total from investment operations.................................     0.88      0.51           1.16               (0.57)
Less distributions from net investment income......................    (0.51)    (0.50)         (0.34)              (0.41)
  Net asset value end of year......................................   $10.05     $9.68          $9.67               $8.85
TOTAL RETURN.......................................................     9.32%     5.38%         13.28%              (5.80%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.79%     0.70%          0.47%(a)            0.28%(a)
  Total expenses excluding indirectly paid expenses................     0.78%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.60%     3.24%          3.58%(a)            4.89%(a)
  Net investment income............................................     5.27%     5.05%          5.42%(a)            5.54%(a)
Portfolio turnover rate............................................       72%       68%            87%                 59%
Net assets end of year (thousands).................................   $6,195    $4,266           $965                $344

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.


EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                   CLASS Y SHARES
                                                                                                            SEPTEMBER 20, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS)
                                                                                        YEAR ENDED               THROUGH
                                                                                      AUGUST 31, 1997        AUGUST 31, 1996
PER SHARE DATA:
Net asset value beginning of year..................................................        $10.42                 $10.48
Income from investment operations:
Net investment income..............................................................          0.65                   0.63
Net realized and unrealized gain (loss) on investments.............................          0.47                  (0.06)
  Total from investment operations.................................................          1.12                   0.57
Less distributions from net investment income......................................         (0.65)                 (0.63)
  Net asset value end of year......................................................        $10.89                 $10.42
TOTAL RETURN.......................................................................         11.04%                  5.54%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................................          0.63%                  0.59%(a)
  Total expenses excluding indirectly paid expenses................................          0.63%                    --
  Total expenses excluding waivers and reimbursements..............................          0.87%                  0.89%(a)
  Net investment income............................................................          6.08%                  6.27%(a)
Portfolio turnover rate............................................................            32%                    42%
Net assets end of year (thousands).................................................        $6,326                 $1,970

(a) Annualized.


NAME CHANGES

       The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.


INVESTMENT OBJECTIVES AND POLICIES

     Each Fund other than EVERGREEN FLORIDA MUNICIPAL BOND FUND is permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

     Each Fund other than EVERGREEN FLORIDA MUNICIPAL BOND FUND will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Rating Group ("S&P") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. A Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

       During the fiscal year ended August 31, 1997, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
Total                              100.00%


PORTFOLIO MANAGERS

       The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.


INVESTMENT ADVISER

       Disclosure regarding the Funds' subadministrator is hereby deleted.


EXCHANGE PRIVILEGES

       You may exchange shares of a Fund for shares of another Evergreen fund identified above by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.


PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


January 1, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF


  EVERGREEN FLORIDA MUNICIPAL BOND FUND (THE "FLORIDA FUND"), EVERGREEN GEORGIA MUNICIPAL BOND FUND (THE "GEORGIA FUND"), EVERGREEN NORTH CAROLINA MUNICIPAL
 BOND FUND (THE "NORTH CAROLINA FUND"), EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (THE "SOUTH CAROLINA FUND"), EVERGREEN VIRGINIA MUNICIPAL BOND FUND (THE
    "VIRGINIA FUND"), EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (THE
       "FLORIDA HIGH INCOME FUND") (EACH A "FUND"; TOGETHER, THE "FUNDS")


     The Statement of Additional Information of each of the Funds is hereby supplemented as follows:


                              FINANCIAL INFORMATION

Expenses

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

                                                                                     Aggregate
                                                                                     Dollar
                                                                      Aggregate      Amount of
                                                                      Dollar         Underwriting
                                                                      Amount of      Commissions
                         Advisory       Class A        Class B        Underwriting   Retained by
                         Fees           12b-1 Fees     12b-1 Fees     Commissions    EIS or EDI
======================   ============   ============   ============   =============  ==============
1997 FUND EXPENSES

Florida                  $791,322       $275,983*      $298,114       $236,607        $22,335
Georgia                   $66,245         $5,499        $96,055        $22,854         $2,488
North Carolina           $305,634        $20,523       $490,164        $35,137         $2,377
South Carolina            $58,299         $2,271        $45,393         $5,744           $710
Virginia                  $70,972         $7,230        $61,471        $14,653         $1,596
Florida High Income      $813,790       $235,662       $383,197       $757,824        $34,454
----------------------
1996 FUND EXPENSES
----------------------
Florida                  $803,741       $240,978       $287,825        $49,589          $5,996
Georgia                   $63,102         $5,047        $84,596         $7,300            $875
North Carolina           $306,892        $20,833       $500,469        $16,557            $154
South Carolina            $40,781         $1,917        $39,896         $1,447          $2,228
Virginia                  $51,952         $6,048        $57,906        $20,400          $2,033
Florida High Income      $477,128       $169,651       $106,733       $276,615         $29,467
----------------------
1995 FUND EXPENSES
----------------------
Florida                  $243,413        $59,721        $37,405        $87,755          $4,301
Georgia                   $32,646         $2,856        $49,968        $56,210          $4,220
North Carolina           $190,284        $13,739       $319,719       $123,175          $7,843
South Carolina            $13,154           $788        $20,125        $35,241          $3,595
Virginia                  $23,156         $3,127        $30,267        $45,713          $2,320
Florida High Income      $123,320        $41,690         $2,087       $196,614         $24,672
======================  ============    ============   ============   =============  ==============

*Of this amount, $191,541 was waived by the Distributor.

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal year or period ended August 31, 1997, CMG voluntarily reimbursed or waived advisory fees, as follows:

Florida                         $81,274
Georgia                         $66,245
North Carolina                       $0
South Carolina                  $58,299
Virginia                        $70,972
Florida High Income            $330,629
=====================         ==========

Brokerage Commissions

     The Funds paid no brokerage commissions during the fiscal year or period ended August 31, 1997, 1996 and 1995.

Total  Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted.

     The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The annual total returns for each class of shares of the Funds (including applicable sales charges) are as follows:

                         ONE YEAR       THREE YEARS    FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
FLORIDA
   Class A                3.88%         5.81%          5.92%           7.47%              5/11/88
   Class B                3.06%           -              -             5.03%              6/30/95
   Class Y                9.14%           -              -             7.38%              6/30/95
GEORGIA
   Class A                3.57%         5.78%            -             3.63%               7/2/93
     Class B              2.93%         5.83%            -             3.73%               7/2/93
   Class Y                9.00%         7.78%            -             5.73%              2/28/94
NORTH CAROLINA
   Class A                3.93%         6.03%            -             4.79%              1/11/93
   Class B                3.30%         6.08%            -             4.85%              1/11/93
     Class Y              9.39%         8.03%            -             5.51%              2/28/94
SOUTH CAROLINA
   Class A                4.14%         7.05%            -             4.06%               1/3/94
   Class B                3.52%         7.12%            -             3.99%               1/3/94
    Class Y               9.60%         9.07%            -             6.62%              2/28/94
VIRGINIA
    Class A               3.87%         6.08%            -             3.90%               7/2/93
    Class B               3.24%         6.14%            -             3.98%               7/2/93
    Class Y               9.32%         8.08%            -             6.06%              2/28/94
FLORIDA HIGH INCOME
     Class A              5.51%         6.96%          7.33%           7.34%              6/17/92
     Class B              4.95%           -              -             6.24%              7/10/95
     Class Y             11.04%           -              -             8.47%              9/20/95
====================     =========      ========       =========      =============       ==============

Current and Tax Equivalent Yields

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended August 31, 1997, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                                   30-DAY YIELD                                      TAX-EQUIVALENT YIELD
=================================  ============================================      ============================================
FUND                COMBINED       CLASS A        CLASS B        CLASS Y             CLASS A         CLASS B       CLASS Y
                    FEDERAL &
                    STATE TAX
                    RATE (1)
==================  =============  ============   ===========    ===========         ===========    ===========    ==============
Florida             28%            4.94%          4.02%          5.02%               6.86%          5.58%          6.97%
Georgia             34%            4.80%          4.04%          5.05%               7.27%          6.12%          7.65%
North Carolina      28%            4.67%          3.92%          4.92%               6.49%          5.44%          6.83%
South Carolina      35%            4.65%          3.90%          4.90%               7.15%          6.00%          7.54%
Virginia            33.25%         4.78%          4.03%          5.03%               7.16%          6.04%          7.54%
Florida High        28%            5.48%          4.73%          5.73%               7.61%          6.57%          7.96%
Income
==================  =============  =============  ===========    ===============     ============   ============   ==============
(1) Assumed for purposes of this chart. Your tax may vary.

Method of Computing Offering Price for Class A Shares

     Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.

FUND                      DATE               NET ASSET VALUE     PER SHARE SALES     OFFERING PRICE PER
                                                                 CHARGE              SHARE
Florida                   8/31/97            $9.98               4.75%               $10.48
Georgia                   8/31/97            $9.90               4.75%               $10.39
North Carolina            8/31/97            $10.37              4.75%               $10.89
South Carolina            8/31/97            $10.08              4.75%               $10.58
Virginia                  8/31/97            $10.05              4.75%               $10.55
Florida High Income       8/31/97            $10.89              4.75%               $11.43

Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended August 31, 1997.


TRUSTEE                      COMPENSATION FROM                COMPENSATION FROM
                             TRUST                            TRUST AND FUND
                                                              COMPLEX
Laurence B. Ashkin           $3,176                           $56,200
Charles A.Austin III *       -0-                              $48,200
K. Dun Gifford*              -0-                              $39,600
James S. Howell              $3,979                           $89,229
Leroy Keith Jr.*             -0-                              $45,200
Gerald M. McDonnell          $3,154                           $81,001
Thomas L. McVerry            $3,820                           $81,468
William Walt Pettit          $3,483                           $79,009
David M. Richardson*         -0-                              $48,200
Russell A. Salton,III        $3,501                           $81,601
Michael S. Scofield          $5,572                           $77,501
Richard J. Shima             $4,180                           $58,667

*Not a Trustee of the Trust during the relevant fiscal period.


                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund. As of the same date, no person, to any Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of November 30, 1997.


FLORIDA FUND CLASS A

None

FLORIDA FUND CLASS B
None

FLORIDA FUND CLASS Y

First Union National Bank              98.79%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

FLORIDA HIGH INCOME FUND CLASS A

MLPF&S                                 9.63%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS B

MLPF&S                                 10.31%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS Y

First Union National Bank              68.58%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              19.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

GEORGIA FUND CLASS A
FUBS & Co. FEBO                        10.09%

Lee R. Meadows and
Mary Lee Meadows
1270 Hicks Cir SW
Conyers, GA 30207-4221

FUBS & Co. FEBO                        6.03%
William F. Hill Jr. and Marvin Hill
P O Box 554 Silver Creek, GA 30173-0554

FUBS & Co. FEBO                        5.46%
Samuel A Barber
Velma H Barber
4852 Banner Elk Drive
Stone Mountain, GA 30083

FUBS & Co. FEBO                        5.18%
Larry N Merritt
Ann C Merritt
310 Chinquapin Drive
Marietta, GA 30064-3506

FUBS & Co. FEBO                        5.13%
Raiden W Dellinger
710 River Ave.
Rome, GA 30161-4773

GEORGIA FUND CLASS B

None

GEORGIA FUND CLASS Y

First Union National Bank              98.61%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

NORTH CAROLINA FUND CLASS A

None

NORTH CAROLINA FUND CLASS B

None

NORTH CAROLINA FUND CLASS Y

First Union National Bank              99.64%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

SOUTH CAROLINA FUND CLASS A

FUBS & Co. FEBO                        21.96%
Charles W. Lombard Trust
Charlotte Lombard and
Warren Prout Co-tees
U/A/D 5/4/94
Boone, NC 28607

FUBS & Co. FEBO                        11.87%
Warren A. Ransom Jr.
Laurie P. Ransom
1162 East Parkview Place
Mount Pleasant, SC 29464-7909

First Union Brokerage Services         10.82%
Ann D. Schwab
A/C 7448-7777
2189 Windy Oaks Rd.
Ft. Mills, SC 29715

FUBS & Co. FEBO                        6.91%
Charles Dean Turner
103 Carolina Club Drive
Spartanburg, SC 29306-6601

FUBS & Co. FEBO                        5.79%
Virginia C. Thomas
330 Concord St. No 7G
Charleston, SC 29401-2731

FUBS & Co. FEBO                        5.05%
Virginia S. Herring
Oren L. Herring Jr. JTWROS
107 Bennett Street
Mt. Pleasant, SC 29464-4382

SOUTH CAROLINA FUND CLASS B

FUBS & Co. FEBO                        5.99%
Ruby B. Motsinger and
Joseph G. Motsinger JTTENCOM
550 Brandon Rd.
Clover, SC 29710-9667

SOUTH CAROLINA FUND CLASS Y

First Union National Bank              93.13%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              6.16%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

VIRGINIA FUND CLASS A

Duff M Green                           7.97%
638 Kings Highway
Fredericksburg, VA 22405-3156

FUBS & Co. FEBO                        6.34%
David A. Hetzer and Iris L. Hetzer
5009 Laburch Lane
Annandale, VA 22003-6019

VIRGINIA FUND CLASS B

FUBS & Co. FEBO                        6.13%
Patsy B. Williams and
Harry S. Williams
P O Box 888
Marion, VA 24354

VIRGINIA FUND CLASS Y

First Union National Bank              98.34%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002


Financial Statements

     The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

January 1, 1998

                          EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The following  financial  statements are  incorporated  by reference to the
Registrant's   Annual  Report,   as  filed  with  the  Securities  and  Exchange
Commission.

     EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  four-month period ended
                                                  August 31, 1995; for each of
                                                  the years in the two-year
                                                  period ended April 30, 1995;
                                                  and for the period from
                                                  June 17, 1992 (Commencement of
                                                  Operations) to April 30, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997 and for the
                                                  period from July 10, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1995

     Class Y Financial Highlights                 For the year ended
                                                  August 31, 1997 and for the
                                                  period from September 20, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1996

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 14, 1997

     EVERGREEN GEORGIA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement of
                                                  Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement of
                                                  Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 10, 1997


     EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  January 11, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  January 11, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 10, 1997


     EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from January 3, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from January 3, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 10, 1997


     EVERGREEN VIRGINIA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 10, 1997

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendemnt No. 1
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendemnt No. 1
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Post-Effective Amendemnt No. 1
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Pre-Effective Amendemnt No. 2
          Distributor, Inc.                                      Filed on November 10, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Pre-Effective Amendemnt No. 2
          Services, Inc. (B-1)                                   Filed on November 10, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (B-2)                                             Filed on November 10, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (Evergreen/KCF)                                   Filed on November 10, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc.                                                   Filed on November 10, 1997

6(f)      Form of Principal Underwriting Agreement between       Incorporated by reference to
          the Registrant and Kokusai Securities Company          Registrant's Pre-Effective Amendemnt No. 2
          Limited                                                Filed on November 10, 1997

6(g)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(e)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 19, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

                                                                 NUMBER OF
     TITLE OF CLASS                                              RECORD HOLDERS
     --------------                                              --------------
     Evergreen Florida High Income Municipal Bond Fund
     Class A                                                     1,852
     Class B                                                     1,261
     Class Y                                                        35

     Evergreen Georgia Municipal Bond Fund
     Class A                                                        82
     Class B                                                       369
     Class Y                                                         5

     Evergreen North Carolina Municipal Bond Fund
     Class A                                                       266
     Class B                                                     1,349
     Class Y                                                        13

     Evergreen South Carolina Municipal Bond Fund
     Class A                                                        27
     Class B                                                       123
     Class Y                                                         8

     Evergreen Virginia Municipal Bond Fund
     Class A                                                       102
     Class B                                                       247
     Class Y                                                         7

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

    The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 31st day of December, 1997.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of December, 1997.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11(a)                    Consent of Price Waterhouse LLP
11(b)                    Consent of KPMG Peat Marwick LLP
16                       Performance Calculations
17                       Financial Data Schedules